Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash held in short term deposit accounts	£ 32,373	£ 52,742
Cash and cash equivalents	27,974	190,782
Cash and cash equivalents in the statement of cash flows	£ 60,347	£ 243,524